Business combinations - Narrative (Details) € in Thousands, $ in Millions				12 Months Ended
	Mar. 06, 2021 USD ($)	Mar. 29, 2019 EUR (€)	Sep. 28, 2018 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Mar. 19, 2021 EUR (€)	Aug. 28, 2020
Disclosure of detailed information about business combination [line items]
Issue of share capital				€ 57,787	€ (2)
Contingent consideration payable							€ 9,600
Maximum undiscounted consideration							€ 11,700
Non-controlling interests				6,779	8,376	€ 8,426
Term Loan | Bottom of range | Euribor
Disclosure of detailed information about business combination [line items]
Borrowings, adjustment to interest rate basis								0.00%
IRIS Global Blue TRS Malaysia Sdn. Bhd.
Disclosure of detailed information about business combination [line items]
Reduction of issued capital		€ 7,800
Share value returned to owners		5,700
Cancellation of treasury shares		€ 2,100
Proportion of ownership interests held by non-controlling interests		23.90%	23.90%
Non-controlling interests		€ 300
ZigZag
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Consideration transferred, acquisition-date fair value							€ 66,381
Contingent consideration payable							9,596
Remuneration expense, put option				€ 2,817	€ 0	€ 0
Put Options, Liabilities							7,400
Software							€ 5,223
Discount rate reduction							2.50%
Relief-from-royalty							5.00%
Cash consideration paid							€ 51,879
ZigZag | Discount rate, measurement input [member]
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets							0.120
ZigZag | Weighted average cost of capital, measurement input [member]
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets							0.145
ZigZag | Revenue multiple, measurement input [member]
Disclosure of detailed information about business combination [line items]
Significant unobservable input, assets							0.220
ZigZag | Ordinary shares
Disclosure of detailed information about business combination [line items]
Issue of share capital | $	$ 70.0
ZigZag | ZZ Global Blue Holding Limited
Disclosure of detailed information about business combination [line items]
Percentage of share capital				8.20%
ZigZag | ZZ Global Blue Holding Limited | Ordinary shares
Disclosure of detailed information about business combination [line items]
Issue of share capital				€ 4,557
Refund Suisse
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			€ 7,018
Contingent consideration payable			1,551
Software			53
Cash consideration paid			€ 5,467